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Dechert LLP
30 Rockefeller Plaza
New York, NY 10112

August 12, 2005

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, DC 20549-0405
Attention:  Jay Ingram
                    Brian Bhandri

RE:	Federal Services Acquisition Corporation Registration Statement on Form S-1 File No. 333-124638 Amendment Filed: July 29, 2005

Ladies and Gentlemen:

        At the request of Federal Services Acquisition Corporation, a Delaware corporation (the "Company"), we are responding to comments raised by the Staff of the Securities and Exchange Commission (the "Commission") in the comment letter dated August 9, 2005 from John Reynolds of the Commission to Joel R. Jacks, Chairman and Chief Executive Officer of the Company relating to Amendment No. 2 to the Registration Statement on Form S-1 of the Company initially filed with the Commission on May 4, 2005 (the "Registration Statement"). The Registration Statement relates to the Company's initial public offering of 21,000,000 units, each unit consisting of one share of the Company's common stock and two warrants for an aggregate public offering price of $126,000,000.

        We have filed simultaneously Amendment No. 3 to the Registration Statement and have attached a marked copy of such Amendment indicating the changes that the Company has made to the Registration Statement in response to the Staff's comments as well as certain additional changes.

        The numbered paragraphs below correspond to the numbers of the paragraphs in which the comments were made. For your convenience, we have included above each response a copy of the comment to which we are responding.

Comments and Responses:

General

        1.    Comment:    Please file, as correspondence on EDGAR, your letter of July 27, 2005 supplementally responding to our prior comment no. 5.

        Response:    We have filed our July 27, 2005 letter on EDGAR as requested by the Staff.

        2.     Comment:    In comment no. 8 of our letter of June 14, 2005, we asked you to provide the basis for management's belief regarding the numerousness of "attractive" acquisition opportunities in the federal services and defense industries. In so responding, you informed us in your letter of June 23, 2005, filed in connection with Amendment No. 1, that "CMEP has been approached periodically in the past (prior to the initial filing of the Registration Statement) by investment bankers and other people in the industry to consider acquiring companies in the industry in deals with values in excess of $95 million but, due to the amount of capital available to CMEP, it has declined to do so." You further advised us that it was "as a result of these inquiries," in addition to other factors, that management believed "there are opportunities to acquire business at over $95 million in the federal services industry." In light of your response, we asked, in our prior comment no. 5, for disclosure addressing the dates of these discussions, the nature and substance of the discussions, and the companies and/or acquisitions that may have been discussed. In responding, we note that you have added disclosure that indicates that neither you nor anyone on your behalf has "had any preliminary contact or discussion with any representative of any other company regarding the possibility of a business combination between us and such other company." Refer to disclosure on page 2. In addition, in an effort to provide clarification, you tell us in your letter of July 25, 2005 that "CMEP from time to time receives calls from... brokers, investment bankers and other intermediaries concerning possible investment and acquisition opportunities." You state that these calls, which you characterize as "cold" in nature, did not lead the principals of CMEP to organize Federal Services Acquisition Corp or pursue this initial public offering and that the "$95 million amount was not selected in response to any calls received by CMEP."

        Please explain the apparent inconsistencies in the information you have provided regarding the nature and substance of the calls/inquiries/discussions you have had concerning potential acquisitions and the impact these calls/inquires/discussions have had on your desire and ability to pursue potential business combinations in the federal services and defense industries with a value in excess of $95 million. If it is your position that these calls/inquiries/discussions played no role in management's belief regarding the numerousness of attractive acquisition candidates, then further explain why the company's methodology, as set forth in your response to comment no. 28 of our June 14, 2005 letter, will consist of "notifying the various bankers and industry personnel with which the [c]ompany's management has dealt in the past" that the company is interested in pursuing deals in excess of $95 million. To the extent these calls/inquiries/discussions did have an impact on management's belief regarding its ability to consummate a combination with a value in excess of $95 million, please disclose the dates of these discussions, the participants, and the nature and substance of the communications. Refer to Instruction 6 of Item 504 of Regulation S-K. Finally, in light of the fact that you have advised us that you have received calls, which you characterize as informal and inconsequential, from brokers, investment bankers, and other intermediaries, please explain why you continue to disclose that you "have not had any discussions, formal or otherwise" with respect to a business combination. Refer for example to disclosure on pages 8, 30 and 35. We may have further comment.

        Response:    We respectfully submit that our prior responses are consistent. The apparent confusion which the Staff alludes to is, perhaps, attributable to our efforts to describe how Messrs. Schulte and Jacks will translate their experience in the private equity area into their search for a target for a business combination for the registrant.

        As indicated in the Registration Statement, Messrs. Schulte and Jacks are principals in CMEP, a manager of private equity funds. Based upon their years of experience in that capacity, as well as their prior experience, they have developed a deep understanding of mergers and acquisitions generally, and the federal services sector more specifically. Like all good private equity sponsors, Messrs. Schulte and Jacks are constantly reviewing, analyzing and evaluating information about the industry and participants in the industry. It is this process of review, analysis and evaluation—the hard work private equity sponsors do on behalf of their clients—which leads Messrs. Schulte and Jacks to their belief that there are acquisition opportunities in the federal services sector.

        Investment bankers and brokers know that Messrs. Schulte and Jacks, on behalf of CMEP, evaluate acquisition opportunities. In this respect, CMEP is no different from other private equity firms. The calls from investment bankers and others are not the source of the belief that there are acquisition opportunities, but merely reinforce this belief. Although the intermediaries making these calls often do not identify the target company and often do not know whether the target company is for sale, the fact that the calls are being made shows that there are companies available for sale in the industry.

        The June 23 response to comment 8 indicated that calls from investment bankers and third parties are a factor in determining that there are transactions with values in excess of $95 million in the federal services sector. However, in that same sentence, we noted that "involvement in the industry, and familiarity with mergers and acquisition activity in the industry" are also factors. In hindsight, we should not have created the impression that the role of calls from investment bankers contributed anything more than confirming the belief which arises out of the experience of the principals.

        The statement that neither the registrant nor anyone on its behalf has "had preliminary contact or discussion with any representative of any other company regarding the possibility of a business combination between us and such other company" is correct and not inconsistent with our prior responses. There have absolutely been no discussions of any kind on behalf of the registrant with respect to a business combination with the registrant.

        The Company's methodology of notifying the various bankers and industry personnel with whom the Company's management has dealt in the past of the Company's interest in pursuing transactions of $95 million or more is unrelated to the calls discussed above. The principals of the Company, based on their experience in the private equity business, believe that an efficient method of finding an appropriate business combination is to let the investment banking and brokerage community know of one's interest in consummating a transaction.

        The Company has not identified any candidates for a business combination that would require disclosure under Instruction 6 of Item 504 of Regulation S-K. As stated above, no call has resulted in the Company considering a specific target or group of prospects from which a specific target will be selected. The calls received by CMEP did not generate any set of factors or criteria that will be used by the Company in pursuing or evaluating a business combination. The criteria the Company intends to use are disclosed in the Registration Statement under the caption "Business—Effecting a Business Combination—Selection of target business and structuring of a business combination."

        Any discussion of the cold calls (which served merely to confirm management's belief concerning the existence of acquisition targets with values in excess of $95 million) would, in our view, be inconsistent with the Commission's interpretation of Item 504 of Regulation S-K. The Commission has stated that where a registrant registers securities for sale under the Securities Act, Item 504 "requires disclosure of material probable acquisitions." See SEC Release Nos. 33-6835; 34-26831; IC-16961; FR-36. As the Commission pointed out in its amicus brief in Basic v. Levinson, (1987 WL 881068), "Not every conversation or other activity that might eventually lead to a merger is material. As this Court stated in Northway, "some information is of such dubious significance that insistence on its disclosure may accomplish more harm than good'. (426. U.S. at 448)." The disclosure of cold calls would certainly fall into the category of causing more harm than good. It would give investors the false and misleading impression that there have been substantive discussions concerning a business combination with the registrant when, in fact, no such substantive discussions have taken place.

        The prospectus contains all material information that investors need to know with respect to the selection of the target of a business combination—no such target has been identified, no acquisition activity of any kind is taking place with any company, no criteria for target selection have been established other than those set forth in the prospectus—and investors should focus exclusively on the expertise and experience of the management team in determining management's ability to identify an appropriate target, which identification process will only begin after the closing of the public offering.

        3.     Comment:    We note your response to our prior comment 10. Explain why you do not believe the company's "subjective determination" regarding "attractive" acquisition opportunities "is not appropriate to be included in a Registration Statement on which the public will rely." In this regard, explain whether your use of the term "subjective determination" is intended to mean anything other than the conclusions that management has made regarding its ability to consummate a deal. If it is not, then the conclusions and/or determinations that management has made regarding "attractive" combination opportunities is material information and ought to be disclosed. Revise or advise.

        Response:    Our use of the term "subjective determination" means management's conclusions regarding its ability to identify an appropriate acquisition candidate and consummate a deal.

Certain Relationships and Related Transactions, page 47

        4.     Comment:    We note your revisions to our prior comment 4. Although you disclose that you will not effect your "initial business combination" with the referenced entities, clarify whether management intends to involve one of the portfolio companies, or other affiliated entities, in a deal that has multiple stages.

        Response:    Management does not intend to involve any of the portfolio companies or other affiliated entities in a transaction that has multiple stages. We have clarified the disclosure under the caption "Certain Relationships and Related Transactions" to read as follows: "We will not effect our initial business combination with another entity that is affiliated with one or more of our existing stockholders, including any portfolio company managed by CMEP, nor do we intend to involve any such affiliated company in a multiple stage transaction."

        5.     Comment:    Disclosure on page 48 indicates that "in order to minimize potential conflicts of interest that may arise from multiple affiliations of our officers and directors, each of them has agreed, until the earliest of our initial business combination, our liquidation or such time as he ceases to be an officer or director of ours, to present to us for our sole consideration, prior to presentation to any other entity, any business opportunity with a potential transaction value in excess of $95 million which may reasonably be required to be presented to us under Delaware law...." We do not understand where the conflict of interest arises and how the $95 million limitation will minimize such a conflict in light of your response to our prior comment no. 8 of our letter of June 14, 2005 where you indicate that "because of the amount of capital available to CMEP" it has declined to pursue deals with values in excess of $95 million. If CMEP has historically declined to pursue transactions in the federal services industry with deal values in excess of $95 million because of the amount of capital available to it, then it does not appear as though a conflict of interest is generated by the fact that management will be pursuing deals that CMEP is not capable of pursuing due to capital limitations. In this regard, we refer you to your response to our prior comment 11 where you tell us that the leveraged buyout funds managed CMLS Management and CM Equity Management are either fully invested or almost fully invested. Please advise.

        Response:    The conflict of interest could arise if CMEP decides to pursue a transaction by using its own capital in combination with various other private entities with whom it has relationships and who have made co-investments with CMEP in the past. Further, other companies with whom our officers or directors have relationships, such as CMEP's portfolio companies, could decide to pursue a transaction valued in excess of $95 million.

Exhibits

        6.     Comment:    Please file validly executed versions of the appropriate exhibits.

        Response:    We will file executed versions of the appropriate exhibits when they become available.

        On behalf of the Company we have arranged for delivery to the attention of each of Jay Ingram and Brian Bhandri of the Commission via Federal Express for overnight delivery three copies of this response letter together with marked copies of Amendment No. 3.

        We hope that the Staff will be able to accommodate the Company by responding to this response letter as soon as practicable. In the meantime, should you have any questions, comments or desire further information regarding any of the responses or the attached filing, please contact the undersigned at (212) 698-3679.

Sincerely,

Gerald Adler

Attachments via Edgar/Enclosures via Federal Express

cc. Joel R. Jacks, Chairman and Chief Executive Officer

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